UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2687

Name of Registrant:	Vanguard Municipal Bond Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1:	Schedule of Investments

Vanguard High-Yield Tax-Exempt Fund

Schedule of Investments
January 31, 2005

	Coupon	Maturity Date	Face Amount (000)	Market Value (000)
MUNICIPAL BONDS (99.3%)

Alabama (0.8%)
Alabama Special Care Fac. (Baptist Health System)	5.875%	11/15/2026 (1)	$5,000	$5,349
Camden AL Ind. Dev. Bank (Weyerhaeuser Co.)	6.125%	12/1/2024	3,000	3,251
Courtland AL Dev. Board Solid Waste Disposal Rev. (Champion International Corp.)	6.70%	11/1/2029	9,500	10,369
McIntosh AL IDR (Environmental Improvement)	5.375%	6/1/2028	17,000	17,468

				36,437

Alaska (0.1%)
Valdez AK Marine Terminal Rev. (BP Pipeline Project) VRDO	1.94%	2/1/2005	5,000	5,000

Arizona (2.2%)
Maricopa County AZ Pollution Control Corp. PCR (El Paso Electric Co.) PUT	6.375%	8/1/2005	31,000	31,525
Maricopa County AZ Pollution Control Corp. PCR (Southern California Edison Co.) PUT	2.90%	3/2/2009	35,500	34,806
Univ. of Arizona Board of Regents	6.20%	6/1/2016	26,660	32,045

				98,376

Arkansas (0.1%)
North Little Rock AR Electric Rev	6.50%	7/1/2015 (1)	3,450	4,197

California (13.2%)
ABAG Finance Auth. for Non-Profit Corp. California Multifamily Rev. (Housing Archstone Redwood)	5.30%	10/1/2008	10,000	10,695
California Dept. of Water Resources Water System Rev. (Central Valley)	5.50%	12/1/2011 (Prere.)	1,670	1,918
California Dept. of Water Resources Water System Rev. (Central Valley)	5.50%	12/1/2011 (Prere.)	830	953
California Dept. of Water Resources Water System Rev. (Central Valley)	5.50%	12/1/2015	4,170	4,718
California Dept. of Water Resources Water System Rev. (Central Valley)	5.50%	12/1/2017	8,330	9,448
California GO	5.125%	2/1/2025	13,975	14,871
California GO	5.50%	2/1/2025	25,000	28,705
California Infrastructure & Econ. Dev. Bank Rev. (Workers' Compensation)	5.25%	10/1/2013 (2)	30,000	34,207
California PCR Financing Auth. Rev. (Pacific Gas & Electric Co.) PUT	3.50%	6/1/2007 (3)	25,000	25,330
California PCR Financing Auth. Solid Waste Disposal Rev. (Republic Services) PUT	5.25%	12/1/2017	17,155	18,226
California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management) PUT	4.85%	11/30/2007	7,000	7,250
California Public Works Board Lease Rev. (Dept. of Corrections)	5.50%	6/1/2019	7,000	7,824
California State Dept. of Water Resources Power Supply Rev	5.50%	5/1/2012 (1)	25,000	28,675
California State Dept. of Water Resources Power Supply Rev. VRDO	1.97%	2/1/2005 LOC	19,000	19,000
California State Econ. Recovery Bonds	5.25%	7/1/2012	10,000	11,245
California State Econ. Recovery Bonds	5.25%	7/1/2014	30,000	34,025
California Statewide Community Dev. Auth. Multifamily Rev. (Archstone/Oak Ridge) PUT	5.30%	6/1/2008	5,650	6,010
California Statewide Community Dev. Auth. Multifamily Rev. (Archstone/Pelican Hill) PUT	5.30%	6/1/2008	5,000	5,319
California Statewide Community Dev. Auth. Multifamily Rev. (Archstone/River Meadows) PUT	5.30%	6/1/2008	5,000	5,319
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.10%	5/17/2010	22,000	23,252
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.25%	5/15/2013	37,785	39,474
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	4.35%	3/1/2007	13,500	13,875
Chula Vista CA IDR (San Diego Gas & Electric)	5.25%	12/1/2027	20,000	20,599
Clipper Tax-Exempt VRDO	1.99%	2/7/2005 +	40,165	40,165
Foothill/Eastern Corridor Agency California Toll Road Rev	0.00%	1/15/2028 (1)	25,000	21,467
Golden State Tobacco Securitization Corp. California	5.625%	6/1/2038	7,000	7,552
Lincoln CA Special Tax Communities Fac. Dist	5.45%	9/1/2017	1,000	1,026
Lincoln CA Special Tax Communities Fac. Dist	5.75%	9/1/2020	1,000	1,022
Lincoln CA Special Tax Communities Fac. Dist	5.90%	9/1/2024	1,000	1,032
Lincoln CA Special Tax Communities Fac. Dist	5.95%	9/1/2028	4,000	4,127
Lincoln CA Special Tax Communities Fac. Dist	6.00%	9/1/2034	3,000	3,095
Roseville CA North Central Roseville Community Fac. Dist	5.40%	9/1/2008	1,860	1,972
Sacramento CA County Sanitation Dist. Financing Auth	5.00%	12/1/2035 (2)	33,000	34,619
San Bernardino County CA Medical Center COP	7.00%	8/1/2020	12,180	15,905
San Bernardino County CA Medical Center COP	6.875%	8/1/2024 (ETM)	25,220	33,564
San Diego CA USD GO	5.50%	7/1/2019 (1)	10,140	11,977
San Diego CA USD GO	5.50%	7/1/2021 (1)	12,725	15,091
San Diego CA USD GO	5.50%	7/1/2023 (1)	7,500	8,902
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.00%	1/15/2009 (1)	3,000	2,674
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.00%	1/15/2025 (1)	12,900	4,900
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.00%	1/15/2026 (1)	28,135	10,077
Santa Margarita CA Water Dist. Special Tax Community Fac. Dist. No. 99-1	6.00%	9/1/2030	3,000	3,075
Southern California Public Power Auth. Rev	6.00%	7/1/2018	3,985	3,997

				597,177

Colorado (3.7%)
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.50%	9/1/2011	7,775	8,692
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.50%	9/1/2012	8,200	9,078
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.50%	9/1/2013	3,000	3,307
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.50%	9/1/2015	5,130	5,589
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.50%	9/1/2017	5,215	5,648
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.25%	9/1/2024	10,000	10,522
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2008 (1)	14,000	12,562
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2009 (1)	16,195	13,949
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2010 (1)	7,185	5,913
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2012 (1)	26,795	20,062
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2013 (1)	5,000	3,561
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2014 (1)	8,000	5,398
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2015 (1)	5,000	3,199
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2018 (1)	5,000	2,724
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2023 (1)	7,500	3,118
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2025 (1)	10,000	3,714
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2030 (1)	50,200	13,910
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2033 (1)	57,700	13,564
Lowry Econ. Redev. Auth. Colorado Rev. VRDO	1.85%	2/7/2005 LOC	13,600	13,600
Northwest Parkway Public Highway Auth. Colorado Convertible Capital Appreciation	0.00%	6/15/2025 (4)	10,000	8,101

				166,211

Connecticut (2.0%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)	5.85%	9/1/2028	33,250	35,555
Connecticut Dev. Auth. PCR (Connecticut Power & Light) PUT	3.35%	10/1/2008 (2)	8,000	7,998
Connecticut GO	5.375%	4/15/2012 (Prere.)	7,180	8,073
Connecticut GO	5.375%	4/15/2012 (Prere.)	10,000	11,243
Connecticut GO	5.375%	4/15/2016	5,000	5,592
Connecticut GO	5.375%	4/15/2017	5,000	5,592
Connecticut GO	5.375%	11/15/2019	5,000	5,634
Connecticut GO	5.375%	11/15/2021	5,000	5,606
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.25%	11/1/2008 (4)(Prere.)	5,880	6,469

				91,762

District of Columbia (1.1%)
Metro. Washington Airports Auth. Airport System Rev	5.50%	10/1/2009 (3)	6,795	7,266
Metro. Washington Airports Auth. Airport System Rev	5.50%	10/1/2010 (3)	7,270	7,774
Metro. Washington Airports Auth. Airport System Rev	5.50%	10/1/2013 (1)	2,500	2,763
Metro. Washington Airports Auth. Airport System Rev	5.50%	10/1/2016 (1)	2,775	3,067
Metro. Washington Airports Auth. Airport System Rev	5.50%	10/1/2017 (1)	2,000	2,210
Metro. Washington Airports Auth. Airport System Rev	5.50%	10/1/2018 (1)	2,000	2,209
Metro. Washington Airports Auth. Airport System Rev	5.50%	10/1/2027 (1)	24,000	25,615

				50,904

Florida (2.8%)
Beacon Lakes FL Community Dev.	6.90%	5/1/2035	18,500	19,465
Broward County FL School Board COP	5.375%	7/1/2011 (4)(Prere.)	8,240	9,333
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.75%	11/15/2011	1,475	1,582
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.75%	11/15/2014	1,000	1,051
Northern Palm Beach County FL Improvement Dist. Water Control & Improvement Unit Dev.	5.85%	8/1/2013	1,920	2,031
Northern Palm Beach County FL Improvement Dist. Water Control & Improvement Unit Dev.	6.00%	8/1/2029	2,000	2,051
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare) VRDO	1.91%	2/1/2005 LOC	1,600	1,600
Orlando FL Special Assessment Rev. (Conroy Road Interchange)	5.50%	5/1/2010	1,000	1,013
Orlando FL Special Assessment Rev. (Conroy Road Interchange)	5.80%	5/1/2026	3,000	3,020
Orlando FL Util. Comm. Water & Electric Rev	6.75%	10/1/2017 (ETM)	2,200	2,757
Palm Beach County FL Airport System Rev	5.75%	10/1/2012 (1)	9,560	11,082
Palm Beach County FL Airport System Rev	5.75%	10/1/2014 (1)	8,500	9,958
Palm Beach County FL School Board COP VRDO	1.84%	2/7/2005 (2)	14,895	14,895
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	1.85%	2/7/2005 (2)	26,300	26,300
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare, Inc.)	6.375%	12/1/2030	18,000	18,758
Tampa Bay FL Water Util. System Rev	5.25%	10/1/2015 (3)	1,180	1,349
Tampa Bay FL Water Util. System Rev	5.25%	10/1/2016 (3)	1,720	1,969

				128,214

Georgia (1.6%)
Atlanta GA Water & Wastewater Rev	5.00%	11/1/2034 (4)	15,505	16,248
Atlanta GA Water & Wastewater Rev. VRDO	1.90%	2/1/2005 (4)	4,415	4,415
Cartersville GA Water & Waste Water Fac. (Anheuser-Busch Cos., Inc.)	7.40%	11/1/2010	5,000	5,993
Dalton County GA Dev. Auth. (Hamilton Health Care System)	5.50%	8/15/2017 (1)	5,000	5,641
Fulton County GA Residential Care Fac. (Canterbury Court)	6.125%	2/15/2034	2,000	1,999
Georgia Muni. Electric Power Auth. Rev	6.60%	1/1/2018 (1)(ETM)	845	1,057
Georgia Muni. Electric Power Auth. Rev	6.60%	1/1/2018 (1)	4,155	5,120
Muni. Electric Auth. Georgia Subordinate Bonds Project One PUT	5.00%	1/1/2009 (2)	27,300	29,303
Richmond County GA Dev. Auth. Environmental Improvement Rev	5.75%	11/1/2027	3,000	3,091

				72,867

Hawaii (0.5%)
Hawaii Harbor Capital Improvement Rev	5.50%	7/1/2027 (1)	18,500	19,263
Honolulu HI City & County GO	0.00%	7/1/2017 (3)	6,000	3,491
Honolulu HI City & County GO	0.00%	7/1/2018 (3)	2,000	1,104

				23,858

Illinois (5.3%)
Chicago IL Board of Educ. VRDO	1.94%	2/1/2005 (4)	9,000	9,000
Chicago IL GO	0.00%	1/1/2026 (1)	10,550	8,460
Chicago IL GO	0.00%	1/1/2027 (1)	10,075	8,047
Chicago IL O'Hare International Airport Special Fac. Rev. (United Airlines) PUT	5.80%	5/1/2007 **	17,570	7,182
Chicago IL Public Building Comm. GO	7.00%	1/1/2015 (1)(ETM)	7,710	9,087
Chicago IL Public Building Comm. GO	7.00%	1/1/2020 (1)(ETM)	10,000	13,161
Chicago IL Skyway Toll Bridge Series 2000	5.50%	1/1/2031 (2)	20,000	22,743
Chicago IL Water Rev. VRDO	1.84%	2/7/2005 (1)	59,600	59,600
Illinois Dev. Finance Auth. Solid Waste Disp. Rev. (Waste Management)	5.85%	2/1/2007	10,000	10,470
Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	1.84%	2/7/2005	5,000	5,000
Illinois Finance Auth. Student Housing Rev	5.125%	6/1/2035	4,000	3,955
Illinois GO VRDO	1.85%	2/7/2005	6,600	6,600
Illinois Health Fac. Auth. Rev. (Centegra Health System)	5.10%	9/1/2011 (2)	3,105	3,314
Illinois Health Fac. Auth. Rev. (Centegra Health System)	5.25%	9/1/2018 (2)	2,500	2,699
Illinois Sales Tax Rev	5.50%	6/15/2016 (3)	3,000	3,482
Illinois Sales Tax Rev	5.75%	6/15/2019 (3)	5,000	6,010
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.00%	12/15/2029 (1)	30,000	8,813
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.00%	12/15/2033 (1)	26,195	6,205
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.00%	12/15/2035 (1)	37,000	7,946
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.00%	6/15/2036 (1)	20,000	4,194
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.00%	12/15/2036 (1)	45,695	9,346
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.00%	6/15/2037 (1)	10,100	2,016
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.00%	6/15/2038 (1)	30,000	5,700
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.00%	12/15/2038 (1)	16,000	2,965
Univ. of Illinois (Util. Infrastructure Project) COP VRDO	1.83%	2/7/2005	12,400	12,400

				238,395

Indiana (2.0%)
Indiana Health Fac. Finance Auth. Rev. (Ancilla System, Inc.)	7.375%	7/1/2023 (ETM)	19,400	26,613
Indiana Office Building Comm. Rev. (Capitol Complex)	6.90%	7/1/2011	15,660	17,946
Indianapolis IN Airport Auth. Rev. (Federal Express Corp.)	5.10%	1/15/2017	21,000	22,109
Indianapolis IN Local Public Improvement Rev	6.75%	2/1/2014	21,500	25,845

				92,513

Kansas (0.7%)
Overland Park KS Convention Center & Hotel Project	7.375%	1/1/2032	9,000	9,864
Overland Park KS Convention Center & Hotel Project	9.00%	1/1/2032	21,100	21,941

				31,805

Kentucky (1.1%)
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.65%	1/1/2017 (2)	8,000	8,571
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.70%	1/1/2021 (2)	2,000	2,142
Kentucky Property & Building Comm. Rev	5.25%	10/1/2015 (4)	5,300	6,048
Kentucky Property & Building Comm. Rev	5.25%	10/1/2016 (4)	7,000	8,013
Kentucky Property & Building Comm. Rev	5.25%	10/1/2017 (4)	2,000	2,296
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.25%	1/1/2011 (4)(Prere.)	6,000	6,696
Russell KY Rev. Bon Secours Health System	5.625%	11/15/2030	16,000	16,670

				50,436

Louisiana (0.7%)
Calcasieu Parish LA IDR PCR (Entergy Gulf States Inc.)	5.45%	7/1/2010	5,000	5,061
Louisiana GO	5.00%	10/15/2011 (2)	20,015	22,200
West Feliciana Parish LA PCR (Gulf States Util.)	9.00%	5/1/2015	4,000	4,203

				31,464

Maine (0.2%)
Jay ME Solid Waste Disposal Rev	6.20%	9/1/2019	9,250	9,999

Maryland (2.7%)
Maryland Econ. Dev. Corp. (Chesapeake Bay Conference Center)	7.625%	12/1/2022	3,000	3,184
Maryland Econ. Dev. Corp. (Chesapeake Bay Conference Center)	7.75%	12/1/2031	25,000	26,247
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.25%	8/15/2038 (4)	32,055	36,135
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.75%	7/1/2021	3,930	4,242
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.00%	7/1/2022	3,000	3,327
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.25%	7/1/2028	8,070	8,322
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.75%	7/1/2030	15,000	16,924
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.00%	7/1/2032	6,500	7,058
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.25%	7/1/2034	15,500	15,927

				121,366

Massachusetts (5.1%)
Massachusetts Dev. Finance Agency Resource Recovery Rev. (Waste Management Inc.) PUT	6.90%	12/1/2009	2,000	2,253
Massachusetts GO	5.25%	8/1/2022 (1)	25,000	28,701
Massachusetts GO	5.25%	8/1/2023	30,000	34,191
Massachusetts GO	5.50%	12/1/2023 (2)	18,780	22,178
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.70%	7/1/2015	22,500	23,458
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.50%	7/1/2011	6,900	7,702
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.625%	7/1/2032	17,000	18,225
Massachusetts Housing Finance Agency Rev	5.95%	10/1/2008 (2)	985	989
Massachusetts Ind. Finance Agency Resource Recovery Rev. (Refusetech Inc.)	6.30%	7/1/2005	16,220	16,387
Massachusetts Ind. Finance Agency Solid Waste Disposal Rev. (Massachusetts Paper Co.)	8.50%	11/1/2012 **	5,098	13
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.25%	7/1/2015 (1)	7,535	8,330
Massachusetts Special Obligation Dedicated Tax Rev	5.75%	1/1/2032 (3)	15,000	16,976
Massachusetts Water Resources Auth. Rev	6.50%	7/15/2019	43,700	53,774

				233,177

Michigan (0.5%)
Delta County MI Econ. Dev. Corp. Rev. (Mead Westvaco)	6.25%	4/15/2027	11,000	12,553
Michigan GO PUT	3.15%	2/1/2006	4,000	3,999
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO	1.90%	2/1/2005	6,345	6,345

				22,897

Minnesota (1.9%)
Breckenridge MN Rev. (Catholic Health Initiatives)	5.00%	5/1/2030	3,000	3,115
Minneapolis & St. Paul MN Metro. Airport	5.20%	1/1/2024 (2)	7,000	7,471
Minneapolis MN Health Care System (Allina Health System)	6.00%	11/15/2023	7,000	7,650
Minneapolis MN Health Care System (Allina Health System)	5.75%	11/15/2032	39,000	41,540
Rochester MN Health Care Fac. Rev. (Mayo Foundation)	5.375%	11/15/2018	8,850	9,586
Rochester MN Health Care Fac. Rev. (Mayo Foundation)	5.50%	11/15/2027	4,500	4,840
Washington County MN Housing & Redev. Auth. Rev. (Woodland Park)	0.00%	5/1/2005 (Prere.)	13,457	3,306
Washington County MN Housing & Redev. Auth. Rev. (Woodland Park)	9.75%	5/1/2005 (Prere.)	10,035	10,525

				88,033

Missouri (0.4%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Mission Health System)	5.375%	11/15/2016 (1)	7,000	7,464
Sugar Creek MO IDR Lafarge North America	5.65%	6/1/2037	11,000	11,189

				18,653

Nebraska (1.2%)
Lancaster County NE Hosp. Auth. Rev. (BryanLGH Medical Center)	5.25%	6/1/2031 (2)	5,500	5,759
Lincoln NE Lincoln Electric System Rev	5.25%	9/1/2016	21,345	23,669
Lincoln NE Lincoln Electric System Rev	5.25%	9/1/2017	22,370	24,806

				54,234

Nevada (0.6%)
Clark County NV PCR (Southern California Edison Co.) PUT	3.25%	3/2/2009	12,500	12,369
Washoe County NV Water Fac. (Sierra Pacific Power Co.) PUT	5.00%	7/1/2009	15,000	15,287

				27,656

New Hampshire (0.3%)
New Hampshire Business Finance Auth. PCR (United Illuminating) PUT	3.50%	2/1/2009	15,000	14,904

New Jersey (9.7%)
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	6.85%	12/1/2009	5,000	5,647
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	7.00%	12/1/2009	1,500	1,695
Hudson County NJ Improvement Auth. Solid Waste Systems Rev	6.125%	1/1/2019	2,000	2,000
Hudson County NJ Improvement Auth. Solid Waste Systems Rev	6.00%	1/1/2029	7,500	7,410
Hudson County NJ Improvement Auth. Solid Waste Systems Rev	6.125%	1/1/2029	2,000	1,959
Hudson County NJ Improvement Auth. Solid Waste Systems Rev	6.125%	1/1/2029	10,000	9,955
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.75%	6/15/2029	20,000	21,233
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.50%	6/15/2031	6,500	6,760
New Jersey Econ. Dev. Auth. Rev. (Kapkowski Road Landfill - DST Project Elizabeth)	6.375%	5/15/2014 (Prere.)	2,250	2,758
New Jersey Econ. Dev. Auth. Rev. (Kapkowski Road Landfill - DST Project Elizabeth)	6.375%	5/15/2014 (Prere.)	30,500	37,442
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.25%	7/1/2024 (1)	18,055	20,684
New Jersey Econ. Dev. Auth. Rev. (Presbyterian Home at Montgomery)	6.375%	11/1/2031	10,000	10,218
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.50%	12/15/2019 (2)	25,000	29,326
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.25%	12/15/2021 (3)	15,000	17,204
New Jersey Econ. Dev. Auth. Special Fac. Rev. (Continental Airlines, Inc.)	6.625%	9/15/2012	14,000	12,878
New Jersey Sports & Exposition Auth. Rev	6.50%	3/1/2013	15,000	17,587
New Jersey TRAN	3.00%	6/24/2005	4,725	4,741
New Jersey Transit Corp. Capital GAN	5.50%	2/1/2009 (2)	61,405	61,555
New Jersey Transp. Corp. COP	5.75%	9/15/2015	26,620	29,906
New Jersey Transp. Trust Fund Auth. Rev	5.50%	6/15/2013 (Prere.)	16,000	18,409
New Jersey Transp. Trust Fund Auth. Rev	5.50%	6/15/2013 (Prere.)	20,000	23,012
New Jersey Transp. Trust Fund Auth. Rev	5.50%	12/15/2021 (1)	51,000	59,836
New Jersey Transp. Trust Fund Auth. Rev	5.25%	12/15/2022 (2)	10,990	12,564
New Jersey Transp. Trust Fund Auth. Rev	5.75%	6/15/2023 (3)	10,000	12,057
New Jersey Turnpike Auth. Rev	0.00%	1/1/2035 (2)	17,495	10,901
Univ. of Medicine & Dentistry New Jersey Rev. VRDO	1.84%	2/7/2005 (2)	1,500	1,500

				439,237

New Mexico (1.5%)
Farmington NM PCR (El Paso Electric Co. Project) PUT	6.375%	8/1/2005	5,000	5,078
Farmington NM PCR (Public Service - San Juan Project) PUT	2.10%	4/1/2006	17,000	16,848
New Mexico Highway Comm. Tax Rev	6.00%	6/15/2010 (Prere.)	11,000	12,620
New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services)	5.50%	8/1/2030	27,550	28,947
Univ. of New Mexico Univ. Rev. GO	5.00%	7/1/2032 (4)	3,500	3,615

				67,108

New York (6.9%)
Erie County NY IDA School Fac. Rev. GO	5.75%	5/1/2020 (4)	5,000	5,818
Erie County NY IDA School Fac. Rev. GO	5.75%	5/1/2021 (4)	3,745	4,357
Erie County NY IDA School Fac. Rev. GO	5.75%	5/1/2022 (4)	4,500	5,232
Long Island NY Power Auth. Electric System Rev	0.00%	6/1/2012 (4)	10,000	7,758
Long Island NY Power Auth. Electric System Rev	0.00%	6/1/2015 (4)	10,000	6,711
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.00%	4/1/2020 (1)(ETM)	18,000	21,947
Metro. New York Transp. Auth. Rev. (Service Contract)	7.375%	7/1/2008 (ETM)	16,330	17,766
Metro. New York Transp. Auth. Rev. (Service Contract)	5.50%	7/1/2014	15,460	17,708
Metro. New York Transp. Auth. Rev. (Service Contract)	5.50%	7/1/2015	28,165	32,199
Metro. New York Transp. Auth. Rev. VRDO	1.82%	2/7/2005 (11)	10,000	10,000
New York City NY GO VRDO	1.90%	2/1/2005 LOC	5,000	5,000
New York City NY Transitional Finance Auth. Rev. VRDO	1.90%	2/1/2005	6,600	6,600
New York State Dormitory Auth. Rev. (City Univ.)	7.50%	7/1/2010	5,500	6,206
New York State Dormitory Auth. Rev. (State Univ.)	7.50%	5/15/2013	13,380	17,145
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.90%	11/1/2010 (1)	8,760	9,384
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	5.00%	11/1/2011 (1)	7,890	8,431
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	5.10%	11/1/2012 (1)	9,550	10,188
New York State Local Govt. Assistance Corp.	6.00%	4/1/2005 (Prere.)	5,245	5,385
Port Auth. of New York & New Jersey Special Obligation Rev. (JFK International Airport)	6.25%	12/1/2008 (1)	4,000	4,421
Triborough Bridge & Tunnel Auth. New York Rev	5.50%	1/1/2017 (ETM)	10,000	11,655
Triborough Bridge & Tunnel Auth. New York Rev	5.25%	11/15/2018	15,000	16,668
Triborough Bridge & Tunnel Auth. New York Rev	5.50%	11/15/2020 (1)	10,000	11,846
Triborough Bridge & Tunnel Auth. New York Rev. (Convention Center)	7.25%	1/1/2010	10,280	11,556
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	1.82%	2/7/2005 (4)	22,465	22,465
Westchester County NY Health Care Corp. Rev	5.875%	11/1/2025	15,500	15,557
Westchester County NY Health Care Corp. Rev	6.00%	11/1/2030	20,000	20,193

				312,196

North Carolina (3.0%)
New Hanover County NC Hosp. Rev. (New Haven Regional Medical Center)	5.75%	10/1/2016 (2)	12,500	13,386
North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.)	5.25%	10/1/2039	35,000	36,773
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2013	17,455	19,032
North Carolina Eastern Muni. Power Agency Rev	5.50%	1/1/2014	6,000	6,627
North Carolina Eastern Muni. Power Agency Rev	5.50%	1/1/2015	8,000	8,711
North Carolina Eastern Muni. Power Agency Rev	5.50%	1/1/2016	3,000	3,254
North Carolina Eastern Muni. Power Agency Rev	5.50%	1/1/2017	2,000	2,161
North Carolina Eastern Muni. Power Agency Rev	6.50%	1/1/2018 (ETM)	6,665	8,496
North Carolina Medical Care Comm. Health Care Fac. (The Presbyterian Homes, Inc.)	6.875%	10/1/2021	4,000	4,286
North Carolina Medical Care Comm. Health Care Fac. (The Presbyterian Homes, Inc.)	7.00%	10/1/2031	15,000	16,005
North Carolina Medical Care Comm. Retirement Fac. First Mortgage Rev. (United Methodist Retirement Home)	7.25%	10/1/2032	13,000	13,698
North Carolina Muni. Power Agency Rev	5.50%	1/1/2015 (1)	3,500	4,016

				136,445

Northern Mariana Islands (0.2%)
Northern Mariana Islands GO	7.375%	6/1/2030 *	10,500	11,047

Ohio (1.9%)
Hamilton OH Electric System Rev. VRDO	1.84%	2/7/2005 (4)	4,100	4,100
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.375%	12/1/2005 (9)(ETM)	2,400	2,461
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.20%	12/1/2006 (9)(ETM)	5,000	5,244
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.75%	12/1/2007 (9)(ETM)	3,300	3,575
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.35%	12/1/2008 (9)(ETM)	4,615	5,029
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.40%	12/1/2009 (9)(ETM)	3,850	4,252
Ohio Common Schools PUT	2.45%	9/14/2007	7,400	7,382
Ohio Solid Waste Rev. (General Motors Corp.)	6.30%	12/1/2032	12,000	13,008
Ohio Solid Waste Rev. (Waste Management Inc.) PUT	4.85%	11/1/2007	15,465	15,969
Parma OH Hosp. Improvement Rev. (Parma Community General Hosp.)	5.35%	11/1/2018	2,500	2,619
Scioto County OH Marine Terminal Fac. (Norfolk Southern Corp.)	5.30%	8/15/2013	14,750	15,297
Univ. of Toledo OH General Receipts VRDO	1.90%	2/1/2005 (3)	7,075	7,075

				86,011

Oklahoma (0.5%)
Tulsa OK Muni. Airport Transp. Rev. (American Airlines) PUT	5.65%	12/1/2008	25,000	23,671

Oregon (1.0%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.25%	5/1/2021	5,000	5,358
Klamath Falls OR Electric Rev	5.50%	1/1/2007	5,800	5,967
Klamath Falls OR Electric Rev	5.75%	1/1/2013	20,000	20,363
Portland OR Sewer System Rev	5.50%	6/1/2006 (1)(Prere.)	5,000	5,206
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.75%	12/1/2020	1,595	1,775
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.75%	12/1/2020 (ETM)	1,405	1,601
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.00%	5/1/2032	3,000	3,093

				43,363

Pennsylvania (4.5%)
Allegheny County PA Airport Rev. (Pittsburgh International Airport)	5.75%	1/1/2011 (1)	6,000	6,651
Allegheny County PA Port Auth. Rev	5.10%	7/1/2014	1,000	1,043
Allegheny County PA Port Auth. Rev	5.60%	7/1/2023	3,000	3,147
Bucks County PA IDA (Chandler Health Care)	5.70%	5/1/2009	1,220	1,211
Bucks County PA IDA (Chandler Health Care)	6.20%	5/1/2019	1,000	976
Delaware County PA IDA Resource Recovery Rev. (American Fuel)	6.10%	1/1/2006	5,500	5,648
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System)	5.50%	8/15/2023	27,700	31,572
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	1.90%	2/1/2005	4,900	4,900
Pennsylvania Convention Center Auth. Rev	6.60%	9/1/2009 (4)	2,500	2,558
Pennsylvania Convention Center Auth. Rev	6.70%	9/1/2014 (4)	3,500	3,582
Pennsylvania Convention Center Auth. Rev	6.75%	9/1/2019 (4)	3,695	3,898
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	7.05%	12/1/2010	2,500	2,558
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	7.125%	12/1/2015	14,000	14,324
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Reliant Energy Seward Project) GO	6.75%	12/1/2036	15,000	15,796
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Waste Management, Inc. Project) PUT	3.95%	11/1/2009	10,000	10,042
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.86%	2/7/2005 (2)	8,700	8,700
Pennsylvania Higher Educ. Fac. Auth. Rev. (State System of Higher Educ.)	5.00%	8/15/2014 (2)	10,000	11,049
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.89%	2/1/2005	30,000	30,000
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.89%	2/1/2005 (1)	7,800	7,800
Philadelphia PA Muni. Auth. Rev	5.25%	11/15/2014 (4)	10,000	11,110
Philadelphia PA Water & Waste Water Rev	7.00%	6/15/2011 (3)	21,500	26,114
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.86%	2/7/2005 (2)	700	700

				203,379

Puerto Rico (2.1%)
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	4.50%	7/1/2007	20,000	20,805
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	5.00%	7/1/2012 (2)	33,000	36,344
Puerto Rico Public Finance Corp. PUT	5.75%	2/1/2012 LOC	34,000	38,241

				95,390

South Carolina (1.5%)
Richland County SC (International Paper)	6.10%	4/1/2023	22,750	24,308
South Carolina Public Service Auth. Rev	5.00%	1/1/2022 (1)	17,000	18,044
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.375%	12/15/2010 (Prere.)	19,500	24,083

				66,435

Tennessee (2.4%)
Memphis TN Electric System Rev	5.00%	12/1/2016 (1)	40,000	43,697
Memphis-Shelby County TN Airport Auth. Rev	5.05%	9/1/2012	5,100	5,485
Memphis-Shelby County TN Airport Auth. Rev	6.00%	3/1/2024 (2)	7,450	8,295
Metro. Govt. of Nashville & Davidson County TN Electric Rev	5.20%	5/15/2023	17,000	18,394
Metro. Govt. of Nashville & Davidson County TN GO	5.50%	10/15/2015 (3)	4,070	4,604
Metro. Govt. of Nashville & Davidson County TN GO	5.50%	10/15/2015 (3)	10,865	12,292
Metro. Govt. of Nashville & Davidson County TN GO	5.50%	10/15/2016 (3)	4,310	4,868
Metro. Govt. of Nashville & Davidson County TN GO	5.50%	10/15/2016 (3)	9,235	10,430
Springfield TN Health & Educ. Fac. Board Hosp. Rev. (Northcrest Medical Center)	4.90%	8/1/2008	2,475	2,546

				110,611

Texas (7.2%)
Austin TX Airport System Rev	6.45%	11/15/2020 (1)	17,040	17,881
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT	5.40%	5/1/2006	10,970	11,291
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT	5.40%	5/1/2006	24,770	25,496
Brazos River Auth. Texas Rev. (Reliant Energy Inc.)	7.75%	12/1/2018	5,000	5,549
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project) PUT	5.20%	5/15/2008	35,200	37,414
Gulf Coast TX Waste Disposal Auth. PCR (Amoco Oil Co.) PUT	2.00%	10/1/2006	28,500	28,313
Harris County TX GO	0.00%	10/1/2013 (1)	9,630	6,855
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	1.90%	2/1/2005	27,000	27,000
Harris County TX Health Fac. Dev. Corp. Rev. (Texas Medical Center) VRDO	1.90%	2/1/2005 (1)	12,000	12,000
Harris County TX Hosp. Dist. Rev	7.40%	2/15/2010 (2)(ETM)	4,070	4,363
Harris County TX Hosp. Dist. Rev	7.40%	2/15/2010 (2)	7,835	8,736
Harris County TX Hosp. Dist. Rev	6.00%	2/15/2014 (1)	13,985	15,837
Houston TX Water & Sewer System Rev	0.00%	12/1/2010 (2)	5,000	4,098
Houston TX Water & Sewer System Rev	0.00%	12/1/2011 (2)	24,810	19,438
Houston TX Water & Sewer System Rev	0.00%	12/1/2012 (2)	26,000	19,356
Lower Colorado River Auth. Texas PCR (Samsung Austin Semiconductor LLC)	6.95%	4/1/2030	11,000	12,582
Matagorda County TX Navigation Dist. PCR (Centerpoint Energy)	5.60%	3/1/2027	7,500	7,770
Odessa TX Junior College Dist. Rev	8.125%	6/1/2005 (Prere.)	8,655	9,064
Sabine River Auth. Texas PCR (Texas Util. Electric Co.) PUT	5.75%	11/1/2011	11,000	11,880
San Antonio TX Electric & Gas Rev	5.00%	2/1/2017 (ETM)	2,560	2,835
Texas Muni. Power Agency Rev	0.00%	9/1/2016 (1)(ETM)	255	157
Texas Muni. Power Agency Rev	0.00%	9/1/2016 (1)	13,745	8,400
Texas Turnpike Auth. Dallas Northway Rev. (President George Bush Turnpike)	0.00%	1/1/2011 (2)(ETM)	7,000	5,694
Texas Water Dev. Board GO	5.75%	8/1/2031	21,395	24,390

				326,399

Utah (0.5%)
Intermountain Power Agency Utah Power Supply Rev	5.70%	7/1/2017 (1)	10,000	10,628
Intermountain Power Agency Utah Power Supply Rev	5.00%	7/1/2021	12,500	12,887

				23,515

Virgin Islands (1.3%)
Virgin Islands Public Finance Auth. Rev	5.50%	10/1/2007	6,530	6,942
Virgin Islands Public Finance Auth. Rev	6.00%	10/1/2008	4,915	5,247
Virgin Islands Public Finance Auth. Rev	5.20%	10/1/2009	3,065	3,284
Virgin Islands Public Finance Auth. Rev	5.75%	10/1/2013	11,000	11,432
Virgin Islands Public Finance Auth. Rev	5.875%	10/1/2018	19,000	19,734
Virgin Islands Public Finance Auth. Rev	6.375%	10/1/2019	10,000	11,561

				58,200

Virginia (2.1%)
Alexandria VA Redev. & Housing Auth. Rev. (Portals West)	7.25%	10/1/2031	5,795	5,833
Alexandria VA Redev. & Housing Auth. Rev. (Portals West)	8.25%	4/1/2032	475	481
Chesterfield County VA Mortgage Rev. (Brandermill Woods)	6.50%	1/1/2028	15,289	14,639
Henrico County VA Econ. Dev. (Bon Secours)	5.60%	11/15/2030	7,600	8,009
Lynchburg VA IDA Healthcare Fac. Rev. (Centra Health)	5.20%	1/1/2018	3,500	3,620
Norfolk VA Redev. Housing Auth. GO	6.00%	1/1/2025	500	503
Norfolk VA Redev. Housing Auth. GO	6.125%	1/1/2035	1,100	1,104
Pocahontas Parkway Assoc. Virginia Route 895 Connector Toll Road Rev	5.25%	8/15/2007	4,600	4,649
Pocahontas Parkway Assoc. Virginia Route 895 Connector Toll Road Rev	5.25%	8/15/2009	6,000	6,049
Pocahontas Parkway Assoc. Virginia Route 895 Connector Toll Road Rev	5.00%	8/15/2010	6,100	6,052
Pocahontas Parkway Assoc. Virginia Route 895 Connector Toll Road Rev	5.00%	8/15/2011	3,900	3,833
Pocahontas Parkway Assoc. Virginia Route 895 Connector Toll Road Rev	5.50%	8/15/2028	30,000	28,740
Virginia Beach VA Dev. Auth. Residential Care Fac. Mortgage Rev. (Westminster Canterbury)	7.25%	11/1/2032	9,000	9,603

				93,115

Washington (1.0%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.00%	6/1/2010 (1)	19,550	16,201
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.00%	6/1/2011 (1)	11,400	9,032
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.00%	6/1/2012 (1)	19,650	14,779
Washington (Motor Vehicle Fuel Tax) GO	5.75%	7/1/2006 (3)(Prere.)	6,790	7,109

				47,121

West Virginia (0.7%)
Mason County WV PCR Appalachian Power Co. Project	5.50%	10/1/2022	20,000	20,491
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.00%	7/1/2013 (1)(ETM)	8,390	10,535

				31,026

Wisconsin (0.1%)
Wisconsin Health & Educ. Fac. Auth. Rev. (Beaver Dam Community Hosp.)	6.75%	8/15/2034	3,500	3,555

Wyoming (0.4%)
Uinta County WY PCR (Amoco) PUT	2.25%	7/1/2007	18,900	18,700

TOTAL MUNICIPAL BONDS
(Cost $4,238,771)				4,507,059

OTHER ASSETS AND LIABILITIES-NET (0.7%)				32,523

NET ASSETS (100%)				$4,539,582

*Securities with a value of $9,469.000 have been segregated as initial margin for open futures contracts.
**Non-income-producing security — interest payments in default.
†Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, the value of this security was $40,165,000, representing 0.9% of net assets.

KEY TO ABBREVIATIONS:

BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3)FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11)CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At January 31, 2005, the cost of investment securities for tax purposes was $4,269,014,000. Net unrealized appreciation of investment securities for tax purposes was $238,045,000, consisting of unrealized gains of $258,073,000 on securities that had risen in value since their purchase and $20,028,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2005, the aggregate settlement value of open futures contracts expiring in March 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

5-Year U.S. Treasury Note	(100)	$10,931	$6

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2005

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.